Revenue from petroleum and natural gas sales (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue From Petroleum And Natural Gas Sales [Abstract]
Disclosure of detailed information about category of revenue [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Crude oil	$70,355,730	$3,895,275
Natural gas	14,227,670	315,374
Natural gas liquids	13,334,390	225,430
	$97,917,790	$4,436,079